ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Preliminary Purchase Price Allocation
The preliminary purchase price allocation at fair value, as at June 30, 2025, with respect to U.S. Renewables Portfolio is as follows:

(MILLIONS)	U.S. Renewables Portfolio(1)
Cash and cash equivalents	$84
Trade receivables and other current assets	4
Property, plant and equipment, at fair value	502
Financial instrument assets(1)	112
Equity-accounted investments	929
Due from related parties	507
Other long-term assets	136
Accounts payable and accrued liabilities	(220)
Financial instrument liabilities(1)	(36)
Non-recourse borrowings(1)	(652)
Provisions	(19)
Other long-term liabilities	(2)
Fair value of net assets acquired	1,345
Goodwill	73
Total fair value of net assets acquired including goodwill	$1,418
(1)Includes both current and long-term amounts.